Inventory - Schedule of Inventory (Details) (10-Q) - USD ($)	Oct. 31, 2016	Jul. 31, 2016	Jul. 31, 2015
Inventory Disclosure [Abstract]
Raw materials	$ 98,000	$ 120,000	$ 96,000
Finished goods	250,000	230,000	111,000
Inventory, net, total	$ 348,000	$ 350,000	$ 207,000